Trade Notes and Accounts Receivable, Net (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure Of Financial Assets [Line Items]
Movements of Allowance for Doubtful Accounts, Trade Notes and Accounts Receivable

Movements of loss allowance for trade notes and accounts receivable were as follows:

	Year Ended December 31
	2019	2020
	NT$	NT$
	(In Millions)
Beginning balance	$2,602	$2,360
Add: Provision for (reversal of) credit loss	(54)	49
Add: Acquired by business combinations (Note 14)	—	2
Less: Amounts written off	(188)	(257)
Ending balance	$2,360	$2,154

Trade notes and accounts receivable [Member]
Disclosure Of Financial Assets [Line Items]
Summary of Trade Notes and Accounts Receivable, Net
	December 31
	2019	2020
	NT$	NT$
	(In Millions)
Trade notes and accounts receivable	$28,768	$24,776
Less: Loss allowance	(2,360)	(2,154)
	$26,408	$22,622

Provision Matrix Arising from Telecommunications and Project Business	provision matrix arising from telecommunications business and project business is disclosed below:

December 31, 2019

	Not Past Due	Past Due Less than 30 Days	Pass Due 31 to 60 Days	Pass Due 61 to 90 Days	Pass Due 91 to 120 Days	Pass Due 121 to 180 Days	Pass Due over 180 Days	Total
	NT$	NT$	NT$	NT$	NT$	NT$	NT$	NT$
				(In Millions)
Telecommunications business
Expected credit loss rate (Note a)	0%-2%	0%-25%	0%-68%	0%-83%	11%-90%	17%-96%	100%
Gross carrying amount	$19,020	$268	$75	$47	$41	$28	$601	$20,080
Loss allowance (Lifetime ECL)	(56)	(26)	(28)	(35)	(26)	(27)	(601)	(799)
Amortized cost	$18,964	$242	$47	$12	$15	$1	$—	$19,281

Project business
Expected credit loss rate (Note b)	0%-5%	5%	10%	30%	50%	80%	100%
Gross carrying amount	$4,054	$78	$52	$30	$12	$1	$1,472	$5,699
Loss allowance (Lifetime ECL)	(3)	(5)	(5)	(11)	(5)	(1)	(1,472)	(1,502)
Amortized cost	$4,051	$73	$47	$19	$7	$—	$—	$4,197

December 31, 2020

	Not Past Due	Past Due Less than 30 Days	Pass Due 31 to 60 Days	Pass Due 61 to 90 Days	Pass Due 91 to 120 Days	Pass Due 121 to 180 Days	Pass Due over 180 Days	Total
	NT$	NT$	NT$	NT$	NT$	NT$	NT$	NT$
				(In Millions)
Telecommunications business
Expected credit loss rate (Note a)	0%-2%	2%-24%	3%-68%	11%-83%	28%-90%	52%-96%	100%
Gross carrying amount	$15,839	$204	$51	$31	$30	$25	$626	$16,806
Loss allowance (Lifetime ECL)	(56)	(21)	(24)	(25)	(24)	(21)	(626)	(797)
Amortized cost	$15,783	$183	$27	$6	$6	$4	$—	$16,009

Project business
Expected credit loss rate (Note b)	0%-5%	5%	10%	30%	50%	80%	100%
Gross carrying amount	$3,473	$64	$27	$9	$2	$3	$1,288	$4,866
Loss allowance (Lifetime ECL)	(20)	(3)	(3)	(3)	(1)	(2)	(1,288)	(1,320)
Amortized cost	$3,453	$61	$24	$6	$1	$1	$—	$3,546
Note a:

Please refer to Notes 31 and 45 for the information of disaggregation of telecommunications service revenue.  The expected credit loss rate applicable to different business revenue varies so as to reflect the risk level indicating by factors like historical experience.

Note b:

The project business has different loss types according to the customer types.  The expected credit loss rate listed above is for general customers.  When the customer is a government-affiliated entity, it is anticipated that there will not be an instance of credit loss.  Customers with past history of bounced checks or accounts receivable exceeding six months overdue are classified as high-risk customers, with an expected credit loss rate of 50%, increasing by period as the days overdue increase.